Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel compensation
	2019	2018
	$	$
Salaries, benefits, bonuses and consulting fees	4,836,192	1,814,115
Share-based payments	12,476,385	3,215,401
Total	17,312,577	5,029,516